UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:  028-10760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 5, 2006


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 87


Form 13F Information Table Value Total: $123089



List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   COM              02209S103     2361    33324 SH       SOLE                    30849              2475
American Int'l Group           COM              026874107     2106    31866 SH       SOLE                    28141              3725
Anheuser-Busch                 COM              035229103     5251   122765 SH       SOLE                   102065             20700
Arrow International            COM              042764100      435    13300 SH       SOLE                     9800              3500
Avon Products                  COM              054303102     1696    54400 SH       SOLE                    46700              7700
Berkshire Hathaway A           COM              084670108     4066       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     7431     2467 SH       SOLE                     2203               264
Block (H&R)                    COM              093671105     1278    59050 SH       SOLE                    57950              1100
Brown Forman B                 COM              115637209      246     3200 SH       SOLE                     2000              1200
Burlington Resources           COM              122014103     1149    12500 SH       SOLE                    11950               550
Cablevision Systems            COM              12686C109     1749    65512 SH       SOLE                    51021             14491
Cadbury Schweppes              COM              127209302     1334    33350 SH       SOLE                    29650              3700
Carpenter Technology           COM              144285103      425     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     4103    86878 SH       SOLE                    74094             12784
Clarcor, Inc.                  COM              179895107      231     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2158    51545 SH       SOLE                    45595              5950
Comcast A SPCL                 COM              20030N200     2695   103170 SH       SOLE                    83870             19300
Comcast Corp. A                COM              20030N101      261     9972 SH       SOLE                     9972
Costco Wholesale               COM              22160K105     1433    26450 SH       SOLE                    24750              1700
Diageo PLC ADR                 COM              25243Q205      857    13515 SH       SOLE                    12715               800
Discovery Holding Co.          COM              25468y107      350    23339 SH       SOLE                    18379              4960
Dover Corp.                    COM              260003108     2715    55900 SH       SOLE                    49550              6350
Dress Barn                     COM              261570105      489    10200 SH       SOLE                    10200
Expedia, Inc.                  COM              30212p105      256    12649 SH       SOLE                    12649
ExxonMobil Corp.               COM              30231G102     2257    37089 SH       SOLE                    25049             12040
Freddie Mac                    COM              313400301      944    15475 SH       SOLE                    12100              3375
Fulton Financial               COM              360271100     1027    59723 SH       SOLE                    54823              4900
Gannett Co.                    COM              364730101     1435    23941 SH       SOLE                    20116              3825
General Electric               COM              369604103      699    20095 SH       SOLE                    18495              1600
Genuine Parts                  COM              372460105      371     8475 SH       SOLE                     7275              1200
Harley Davidson                COM              412822108      712    13725 SH       SOLE                    13500               225
Helmerich & Payne              COM              423452101      237     3400 SH       SOLE                     3400
Hershey Company                COM              427866108      368     7055 SH       SOLE                     3805              3250
IAC/InterActive Corp.          COM              45840Q101      373    12649 SH       SOLE                    12649
Int'l Game Tech.               COM              459902102     1094    31075 SH       SOLE                    27325              3750
Interpublic Group              COM              460690100      410    42850 SH       SOLE                    39850              3000
J & J Snack Foods              COM              466032109      356    10600 SH       SOLE                    10600
Johnson & Johnson              COM              478160104     3253    54935 SH       SOLE                    44485             10450
Journal Register               COM              481138105      152    12500 SH       SOLE                    12500
Kaman Corp.                    COM              483548103      201     8000 SH       SOLE                     8000
Laboratory Corp.               COM              50540R409      661    11300 SH       SOLE                    10600               700
Liberty Global A               COM              530555101      279    13623 SH       SOLE                    10710              2913
Liberty Global C               COM              530555309      269    13623 SH       SOLE                    10710              2913
Liberty Media Corp.            COM              530718105     2355   286906 SH       SOLE                   225518             61388
Lindsay Mfg.                   COM              535555106      225     8300 SH       SOLE                     8300
Lockheed Martin                COM              539830109      275     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      623     6160 SH       SOLE                     4160              2000
Manpower, Inc.                 COM              56418H100      450     7875 SH       SOLE                     6875              1000
Marathon Oil                   COM              565849106      769    10100 SH       SOLE                    10100
Martin Marietta Matrls.        COM              573284106     3372    31506 SH       SOLE                    25206              6300
McGrath Rentcorp               COM              580589109      225     7500 SH       SOLE                     7500
McKesson Corp.                 COM              58155Q103      373     7150 SH       SOLE                     6275               875
Medical Services Intl          COM              58463C101        2  4000000 SH       SOLE                  4000000
Met-Pro Corp.                  COM              590876306      169    12800 SH       SOLE                    12800
Mile Marker Int'l              COM              599214202      127    35300 SH       SOLE                    35300
Mohawk Industries              COM              608190104     3265    40450 SH       SOLE                    34950              5500
Montpelier Re Holdings         COM              G62185106      394    24150 SH       SOLE                    18600              5550
Nat'l Penn Bancshares          COM              637138108      418    19650 SH       SOLE                    17929              1721
Nestle Reg ADR                 COM              641069406     3479    46995 SH       SOLE                    39445              7550
Nutraceutical Int'l Corp.      COM              67060Y101      209    13900 SH       SOLE                    13900
PepsiCo, Inc.                  COM              713448108      329     5686 SH       SOLE                     5686
Pfizer, Inc.                   COM              717081103     2121    85130 SH       SOLE                    60525             24605
Procter & Gamble               COM              742718109      245     4250 SH       SOLE                     4250
Progressive Corp.              COM              743315103     7955    76300 SH       SOLE                    58725             17575
Respironics Inc.               COM              761230101      311     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      262    32400 SH       SOLE                    32400
Schering Plough                COM              806605101      215    11300 SH       SOLE                     9900              1400
Scripps (E.W.) Co.             COM              811054204     2422    54165 SH       SOLE                    48815              5350
Sovereign Bancorp              COM              845905108     1132    51674 SH       SOLE                    51674
T J X Companies                COM              872540109     4895   197200 SH       SOLE                   169300             27900
Tel.& Data Sys Special         COM              879433860      261     6925 SH       SOLE                     6925
Telephone & Data Sys.          COM              879433100     1276    32350 SH       SOLE                    28575              3775
Thor Industries                COM              885160101     1099    20600 SH       SOLE                    19000              1600
Tiffany & Company              COM              886547108     2622    69840 SH       SOLE                    63390              6450
Time Warner                    COM              887317105      540    32182 SH       SOLE                    30182              2000
Transatlantic Holdings         COM              893521104      333     5693 SH       SOLE                     5443               250
Tyco International             COM              902124106     2029    75500 SH       SOLE                    60775             14725
Unitrin, Inc.                  COM              913275103      672    14450 SH       SOLE                     9650              4800
Verizon Communications         COM              92343V104      559    16406 SH       SOLE                    13687              2719
Viacom Inc. Cl B               COM              92553p201      237     6120 SH       SOLE                     5408               712
Wachovia Corp.                 COM              929903102     2857    50966 SH       SOLE                    50966
Wal-Mart Stores                COM              931142103     2634    55768 SH       SOLE                    47043              8725
Washington Post Cl B           COM              939640108     5215     6714 SH       SOLE                     5644              1070
Waste Management               COM              94106L109     1314    37225 SH       SOLE                    30825              6400
Watts Water Tech.              COM              942749102      218     6000 SH       SOLE                     6000
Wells Fargo                    COM              949746101     1409    22067 SH       SOLE                    16050              6017
Whirlpool Corp.                COM              963320106     3018    32995 SH       SOLE                    27595              5400

